Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Fair Value Measurement
6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	32,474,750	￦	32,403,730
Financial assets at fair value through profit or loss:		70,092,497		70,092,497
Due from financial institutions		69,469		69,469
Debt securities		65,899,397		65,899,397
Equity securities		3,540,063		3,540,063
Loans		493,562		493,562
Others		90,006		90,006
Derivatives held for trading		8,984,171		8,984,171
Derivatives held for hedging		462,409		462,409
Loans measured at amortized cost		433,038,931		430,396,089
Securities measured at amortized cost		35,919,241		33,593,231
Financial assets at fair value through other comprehensive income:		79,533,418		79,533,418
Debt securities		76,648,353		76,648,353
Equity securities		2,335,793		2,335,793
Loans		549,272		549,272
Other financial assets		10,718,383		10,718,383

	￦	671,223,800	￦	666,183,928

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	2,193,210
Financial liabilities designated at fair value through profit or loss		10,078,394		10,078,394
Derivatives held for trading		9,209,537		9,209,537
Derivatives held for hedging		300,232		300,232
Deposits		393,928,904		393,458,279
Borrowings		71,717,366		71,187,130
Debentures		68,698,203		67,036,661
Other financial liabilities		26,163,138		26,163,138

	￦	582,288,984	￦	579,626,581

	December 31, 2023
	Carrying amount		Fair value

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	29,836,311	￦	29,833,886
Financial assets at fair value through profit or loss:		77,038,267		77,038,267
Due from financial institutions		79,811		79,811
Debt securities		72,658,432		72,658,432
Equity securities		4,022,555		4,022,555
Loans		183,726		183,726
Others		93,743		93,743
Derivatives held for trading		5,777,682		5,777,682
Derivatives held for hedging		379,946		379,946
Loans measured at amortized cost		444,805,287		445,144,428
Securities measured at amortized cost		39,701,389		38,763,702
Financial assets at fair value through other comprehensive income:		82,498,140		82,498,140
Debt securities		78,926,437		78,926,437
Equity securities		2,770,653		2,770,653
Loans		801,050		801,050
Other financial assets		16,544,513		16,544,513

	￦	696,581,535	￦	695,980,564

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	2,953,472
Financial liabilities designated at fair value through profit or loss		7,966,963		7,966,963
Derivatives held for trading		5,966,512		5,966,512
Derivatives held for hedging		244,127		244,127
Deposits		406,512,434		406,711,081
Borrowings		69,583,561		69,390,346
Debentures		69,176,668		68,975,750
Other financial liabilities		37,416,916		37,416,916

	￦	599,820,653	￦	599,625,167

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value of financial instruments are as follows:

Cash and due from financial institutions	Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.

Loans	Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.

Deposits	Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.

Debentures	Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.

Other financial assets and other financial liabilities	Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

	December 31, 2022
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3*

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	18,209,969	￦	35,208,843	￦	16,673,685	￦	70,092,497
Due from financial institutions		—		24,444		45,025		69,469
Debt securities		16,240,223		34,425,619		15,233,555		65,899,397
Equity securities		1,879,740		414,291		1,246,032		3,540,063
Loans		—		344,489		149,073		493,562
Others		90,006		—		—		90,006
Derivatives held for trading		182,019		8,678,896		123,256		8,984,171
Derivatives held for hedging		—		462,409		—		462,409
Financial assets at fair value through other comprehensive income:		32,141,450		45,933,688		1,458,280		79,533,418
Debt securities		31,528,524		45,119,829		—		76,648,353
Equity securities		612,926		264,587		1,458,280		2,335,793
Loans		—		549,272		—		549,272

	￦	50,533,438	￦	90,283,836	￦	18,255,221	￦	159,072,495

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	—	￦	—	￦	2,193,210
Financial liabilities designated at fair value through profit or loss		35,687		1,811,404		8,231,303		10,078,394
Derivatives held for trading		442,042		7,984,424		783,071		9,209,537
Derivatives held for hedging		—		300,232		—		300,232

	￦	2,670,939	￦	10,096,060	￦	9,014,374	￦	21,781,373

	December 31, 2023
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3*

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	20,695,760	￦	38,118,478	￦	18,224,029	￦	77,038,267
Due from financial institutions		—		26,020		53,791		79,811
Debt securities		18,541,335		37,663,855		16,453,242		72,658,432
Equity securities		2,060,682		428,367		1,533,506		4,022,555
Loans		—		236		183,490		183,726
Others		93,743		—		—		93,743
Derivatives held for trading		58,948		5,624,691		94,043		5,777,682
Derivatives held for hedging		—		379,946		—		379,946
Financial assets at fair value through other comprehensive income:		38,630,447		42,416,785		1,450,908		82,498,140
Debt securities		37,921,922		41,004,515		—		78,926,437
Equity securities		708,525		611,220		1,450,908		2,770,653
Loans		—		801,050		—		801,050

	￦	59,385,155	￦	86,539,900	￦	19,768,980	￦	165,694,035

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	—	￦	—	￦	2,953,472
Financial liabilities designated at fair value through profit or loss		56,686		881,791		7,028,486		7,966,963
Derivatives held for trading		104,866		5,100,869		760,777		5,966,512
Derivatives held for hedging		—		244,127		—		244,127

	￦	3,115,024	￦	6,226,787	￦	7,789,263	￦	17,131,074

*
Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 404,334 milli
on
and ￦ 696,910 million of financial assets at fair value through profit or loss (debt instruments), ￦ 8,241,509 and ￦ 7,037,371 million of financial liabilities designated at fair value through profit or loss, ￦ 120,775 and ￦ 91,629 million of derivative financial assets, and ￦ 777,542 and ￦ 755,554 million of derivative financial liabilities as of December 31, 2022 and 2023.

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	35,208,843
Due from financial institutions		24,444	DCF Model, Hull-white Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		34,425,619	DCF Model, Hull-white Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		414,291	DCF Model	Interest rate, Discount rate, and others
Loans		344,489	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		8,678,896	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		462,409	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Financial assets at fair value through other comprehensive income:		45,933,688
Debt securities		45,119,829	DCF Model, Market Value Approach, Option Model	Underlying asset index, Interest rate, Discount rate, and others
Equity securities		264,587	DCF Model	Discount rate
Loans		549,272	DCF Model	Discount rate

	￦	90,283,836

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,811,404	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Derivatives held for trading		7,984,424	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		300,232	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate and others

	￦	10,096,060

	December 31, 2023
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:	￦	38,118,478
Due from financial institutions		26,020	DCF Model, Hull-white Model	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Debt securities		37,663,855	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Equity securities		428,367	DCF Model	Interest rate, Discount rate, and others
Loans		236	DCF Model	Interest rate, Discount rate, and others
Derivatives held for trading		5,624,691	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others	Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others
Derivatives held for hedging		379,946	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others
Financial assets at fair value through other comprehensive income:		42,416,785
Debt securities		41,004,515	DCF Model, Option Model	Underlying asset index, Discount rate, and others
Equity securities		611,220	DCF Model	Discount rate
Loans		801,050	DCF Model	Discount rate

	￦	86,539,900

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	881,791	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Derivatives held for trading		5,100,869	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for hedging		244,127	DCF Model, Closed Form, FDM	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others

	￦	6,226,787

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed
Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	2,517,470	￦	27,145,486	￦	2,740,774	￦	32,403,730
Loans measured at amortized cost		—		63,784		430,332,305		430,396,089
Securities measured at amortized cost 2		5,253,835		28,320,106		19,290		33,593,231
Other financial assets 2		—		—		10,718,383		10,718,383

	￦	7,771,305	￦	55,529,376	￦	443,810,752	￦	507,111,433

Financial liabilities
Deposits 1	￦	—	￦	168,920,439	￦	224,537,840	￦	393,458,279
Borrowings 3		—		6,088,123		65,099,007		71,187,130
Debentures		—		59,272,727		7,763,934		67,036,661
Other financial liabilities 2		—		—		26,163,138		26,163,138

	￦	—	￦	234,281,289	￦	323,563,919	￦	557,845,208

	December 31, 2023
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions 1	￦	2,775,618	￦	24,501,232	￦	2,557,036	￦	29,833,886
Loans measured at amortized cost		—		145,330		444,999,098		445,144,428
Securities measured at amortized cost 2		4,328,010		34,410,808		24,884		38,763,702
Other financial asset 2		—		—		16,544,513		16,544,513

	￦	7,103,628	￦	59,057,370	￦	464,125,531	￦	530,286,529

Financial liabilities
Deposit 1	￦	—	￦	167,135,143	￦	239,575,938	￦	406,711,081
Borrowing 3		—		5,835,132		63,555,214		69,390,346
Debentures		—		61,678,464		7,297,286		68,975,750
Other financial liabilitie 2		—		—		37,416,916		37,416,916

	￦	—	￦	234,648,739	￦	347,845,354	￦	582,494,093

1	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
2	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.
3	Borrowings of ￦ 18,266 million and ￦ 38,191 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2022 and 2023, respectively.
Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	63,784	DCF Model	Discount rate
Securities measured at amortized cost		28,320,106	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	28,383,890

Financial liabilities
Borrowings	￦	6,069,857	DCF Model	Discount rate
Debentures		59,272,727	DCF Model	Discount rate

	￦	65,342,584

	December 31, 2023
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	145,330	DCF Model	Discount rate
Securities measured at amortized cost		34,410,808	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	34,556,138

Financial liabilities
Borrowings	￦	5,796,941	DCF Model	Discount rate
Debentures		61,678,464	DCF Model	Discount rate

	￦	67,475,405

Valuation techniques and inputs of financial assets and liabilities classified as Level 3, and whose fair value is disclosed as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,740,774	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		430,332,305	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	433,073,079

Financial liabilities
Deposits	￦	224,537,840	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		65,099,007	DCF Model	Other spread, Interest rate
Debentures		7,763,934	DCF Model	Other spread, Interest rate

	￦	297,400,781

	December 31, 2023
	Fair value		Valuation techniques	Inputs

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,557,036	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		444,999,098	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate

	￦	447,556,134

Financial liabilities
Deposits	￦	239,575,938	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		63,555,214	DCF Model	Other spread, Interest rate
Debentures		7,297,286	DCF Model	Other spread, Interest rate

	￦	310,428,438

Summary of Fair Value Hierarchy Group Classifies and Discloses Fair Value of Financial Instruments
The Group believes that valuation techniques used for measuring the fair value of financial instruments are reasonable and that the fair value recognized in the consolidated statement of financial position is appropriate. However, the fair value of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation techniques or assumptions are used. Additionally, as there are a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.

The Group classifies and discloses fair value of the financial instruments into the three fair value levels as follows:
Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: The fair values are based on unobservable inputs for the asset or liability.
The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.

Summary of Changes in Level 3 of the Fair Value Hierarchy
6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	72,016	￦	13,677,260	￦	93,929	￦	1,444,435	￦	13,970	￦	(7,817,514)	￦	35,405
Total gains or losses:
Profit or loss		(6,991)		(164,646)		20,306		—		—		561,996		(663,229)
Other comprehensive income (loss)		—		(56,502)		—		(3,457)		130		60,520		—
Purchases		—		4,519,870		45,486		46,041		—		—		23,526
Sales		(20,000)		(1,373,459)		(10,647)		(28,739)		(14,100)		—		(59,178)
Issues		—		—		—		—		—		(5,222,820)		(14,796)
Settlements		—		(61,055)		—		—		—		4,186,515		18,456
Transfers into Level 3 *		—		27,120		—		—		—		—		—
Transfers out of Level 3 *		—		(89,000)		—		—		—		—		—

Ending	￦	45,025	￦	16,479,588	￦	149,074	￦	1,458,280	￦	—	￦	(8,231,303)	￦	(659,816)

	2023
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivative financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading

	(In millions of Korean won)
Beginning	￦	45,025	￦	16,479,588	￦	149,074	￦	1,458,280	￦	—	￦	(8,231,303)	￦	(659,816)
Total gains or losses:
Profit or loss		8,766		347,251		(11,954)		—		—		(338,726)		(74,870)
Other comprehensive income (loss)		—		—		—		(65,983)		—		(32,370)		—
Purchases		—		3,448,093		50,435		98,697		—		—		11,646
Sales		—		(2,222,518)		(4,065)		(40,086)		—		—		(6,654)
Issues		—		—		—		—		—		(4,431,945)		(6,275)
Settlements		—		—		—		—		—		6,005,858		69,235
Transfers into Level 3 *		—		13,027		—		—		—		—		—
Transfers out of Level 3 *		—		(78,693)		—		—		—		—		—

Ending	￦	53,791	￦	17,986,748	￦	183,490	￦	1,450,908	￦	—	￦	(7,028,486)	￦	(666,734)

*	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

Summary of Information about Fair Value Measurements Using Unobservable Inputs Assets
6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 45,025	Hull-white Model	Interest rate	0.86	The lower the interest rate, the higher the fair value
Debt securities	15,233,555	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	0.00 ~ 3.00	The higher the growth rate, the higher the fair value
			Volatility	0.24 ~ 37.39	The higher the volatility, the higher the fair value fluctuation
			Discount rate	1.54 ~ 15.75	The lower the discount rate, the higher the fair value
			Correlation coefficient between underlying assets	-60.10 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
			Recovery rate	40.00	The higher the recovery rate, the higher the fair value
			Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
			Volatility of Stock price	18.87 ~ 19.48	The higher the volatility, the higher the fair value fluctuation
Equity securities	1,246,032	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 4.00	The higher the growth rate, the higher the fair value
			Discount rate	8.00 ~ 23.00	The lower the discount rate, the higher the fair value
			Volatility	16.80 ~ 25.50	The higher the volatility, the higher the fair value fluctuation
Loans	149,073	DCF Model	Discount rate	9.91	The lower the discount rate, the higher the fair value

	December 31, 2022
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Derivatives held for trading:
Stock and index	￦	79,297	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	10.00 ~ 58.84	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.10 ~ 79.72	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		43,959	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Volatility	9.77 ~ 32.92	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	8.42 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,458,280	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Income Approach, Net Asset Value Method, Market Value Approach, and others	Growth rate	0.00 ~2.00	The higher the growth rate, the higher the fair value
				Discount rate	7.96 ~ 19.14	The lower the discount rate, the higher the fair value
				Volatility of Stock price	23.36 ~25.49	The higher the volatility, the higher the fair value fluctuation
				Volatility of interest rate	56.32~121.17	The higher the volatility, the higher the fair value fluctuation

	￦	18,255,221

	December 31, 2023
	Fair value	Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)

Financial assets
Financial assets at fair value through profit or loss:
Due from financial institutions	￦ 53,791	Hull-white Model	Interest rate	3.20	The lower the interest rate, the higher the fair value
Debt securities	16,453,242	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	Growth rate	1.00 ~ 3.00	The higher the growth rate, the higher the fair value
			Volatility	14.01 ~ 76.22	The higher the volatility, the higher the fair value fluctuation
			Discount rate	2.48 ~ 16.27	The lower the discount rate, the higher the fair value
			Volatility of Stock price	10.00 ~ 32.55	The higher the volatility, the higher the fair value fluctuation
			Correlation coefficient between underlying assets	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation
			Liquidation value	-1.00 ~ 1.00	The higher the liquidation value, the higher the fair value
			Recovery rate	40.00	The higher the recovery rate, the higher the fair value
			Rate of real estate price fluctuation	-1.00 ~ 1.00	The higher the sale price of real estate, the higher the fair value
Equity securities	1,533,506	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Growth rate	0.00 ~ 1.00	The higher the growth rate, the higher the fair value
			Discount rate	2.15 ~ 38.00	The lower the discount rate, the higher the fair value
			Volatility	0.51 ~ 45.50	The higher the volatility, the higher the fair value fluctuation
Loans	183,490	DCF Model	Discount rate	9.87	The lower the discount rate, the higher the fair value

	December 31, 2023
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)

Derivatives held for trading:
Stock and index	￦	72,540	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	Volatility of underlying asset	13.79 ~ 52.45	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 77.96	The higher the correlation coefficient, the higher the fair value fluctuation
Currency, interest rate, and others		21,503	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Volatility	9.10 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	60.17 ~ 78.88	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income:
Equity securities		1,450,908	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	8.83 ~ 19.90	The lower the discount rate, the higher the fair value
				Volatility	20.60 ~ 27.96	The higher the volatility, the higher the fair value fluctuation

	￦	19,768,980

Summary of Information about Fair Value Measurements Using Unobservable Inputs Liabilities

	December 31, 2022
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value

	(In millions of Korean won)
Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	8,231,303	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Net Asset Value Method, and others	Volatility of underlying asset	1.00 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.10 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		370,093	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Net Asset Value Method, and others	Volatility of underlying asset	0.09 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.10 ~ 79.72	The higher the correlation coefficient, the higher the fair value fluctuation
Others		412,978	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	4.83 ~ 6.85	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	8.68 ~ 119.27	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-50.43 ~ 93.32	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	9,014,374

	December 31, 2023
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)

Financial liabilities
Financial liabilities designated at fair value through profit or loss:
Derivative-linked securities	￦	7,028,486	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	1.00 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading:
Stock and index		437,662	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	Volatility of underlying asset	13.79 ~ 52.45	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient	-60.02 ~ 77.96	The higher the correlation coefficient, the higher the fair value fluctuation
Others		323,115	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	Discount rate	5.07 ~ 5.19	The lower the discount rate, the higher the fair value
				Volatility of underlying asset	4.49 ~ 107.11	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-60.02 ~ 89.73	The higher the correlation coefficient, the higher the fair value fluctuation

	￦	7,789,263

Summary of Day one Gain or Loss
Changes in deferred day one gains or losses for the years ended December 31, 2022 and 2023, are as follows:

	2022		2023

	(In millions of Korean won)
Balance at the beginning of the year	￦	77,208	￦	71,504
New transactions		113,504		85,920
Changes during the year		(119,208)		(133,994)

Balance at the end of the year	￦	71,504	￦	23,430

Summary of Carrying Amounts of Financial Assets by Category
Financial assets and liabilities are measured at fair value or amortized cost. Carrying amount of financial assets and liabilities by category as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	32,474,750	￦	—	￦	32,474,750
Financial assets at fair value through profit or loss		70,092,497		—		—		—		—		70,092,497
Derivative financial assets		8,984,171		—		—		—		462,409		9,446,580
Loans measured at amortized cost		—		—		—		433,038,931		—		433,038,931
Financial investments		—		77,197,625		2,335,793		35,919,241		—		115,452,659
Other financial assets		—		—		—		10,718,383		—		10,718,383

	￦	79,076,668	￦	77,197,625	￦	2,335,793	￦	512,151,305	￦	462,409	￦	671,223,800

	December 31, 2023
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	29,836,311	￦	—	￦	29,836,311
Financial assets at fair value through profit or loss		77,038,267		—		—		—		—		77,038,267
Derivative financial assets		5,777,682		—		—		—		379,946		6,157,628
Loans measured at amortized cost		—		—		—		444,805,287		—		444,805,287
Financial investments		—		79,727,487		2,770,653		39,701,389		—		122,199,529
Other financial assets		—		—		—		16,544,513		—		16,544,513

	￦	82,815,949	￦	79,727,487	￦	2,770,653	￦	530,887,500	￦	379,946	￦	696,581,535

Summary of Carrying Amounts of Financial Liabilities by Category

	December 31, 2022
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,193,210	￦	10,078,394	￦	—	￦	—	￦	12,271,604
Derivative financial liabilities		9,209,537		—		—		300,232		9,509,769
Deposits		—		—		393,928,904		—		393,928,904
Borrowings		—		—		71,717,366		—		71,717,366
Debentures		—		—		68,698,203		—		68,698,203
Other financial liabilities *		—		—		26,163,138		—		26,163,138

	￦	11,402,747	￦	10,078,394	￦	560,507,611	￦	300,232	￦	582,288,984

	December 31, 2023
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total

	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,953,472	￦	7,966,963	￦	—	￦	—	￦	10,920,435
Derivative financial liabilities		5,966,512		—		—		244,127		6,210,639
Deposits		—		—		406,512,434		—		406,512,434
Borrowings		—		—		69,583,561		—		69,583,561
Debentures		—		—		69,176,668		—		69,176,668
Other financial liabilities*		—		—		37,416,916		—		37,416,916

	￦	8,919,984	￦	7,966,963	￦	582,689,579	￦	244,127	￦	599,820,653

*	Other financial liabilities include lease liabilities that are not included in the category of financial instruments measured at amortized cost.

Summary of Continuing Involvement in Derecognised Financial Assets
The Group transferred loans and other financial assets to companies specialized in asset-backed securitization and derecognized them from the consolidated financial statement, while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		541		541

			￦	1,105	￦	1,105

	December 31, 2023
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement

			(In millions of Korean won)
Discovery 2 nd Securitization Specialty Co., Ltd.	Subordinated bond	Financial assets at fair value through profit or loss	￦	564	￦	564
AP 4D ABS Ltd.	Subordinated bond	Financial assets at fair value through profit or loss		257		257

			￦	821	￦	821

Summary of Financial Assets Transferred During Period Which Do not Qualify for Derecognition
The Group issued securitized debentures using loans as underlying assets. Details of underlying assets and senior debentures in relation to securitization as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 7 th Securitization Co., Ltd. 1	￦	963,756	￦	958,207	￦	641,780	￦	628,274
KB Kookmin Card 8 th Securitization Co., Ltd. 1		556,487		553,729		299,878		285,111
KB Kookmin Card 9 th Securitization Co., Ltd. 1		615,565		612,543		349,829		372,724
KB Kookmin Card 10 th Securitization Co., Ltd. 1		1,138,578		1,132,170		503,392		503,644
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		441,080		429,626		299,705		299,705

	￦	3,715,466	￦	3,686,275	￦	2,094,584	￦	2,089,458

	December 31, 2023
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures

	(In millions of Korean won)
KB Kookmin Card 8 th Securitization Co., Ltd. 1	￦	487,532	￦	485,230	￦	299,913	￦	287,628
KB Kookmin Card 9 th Securitization Co., Ltd. 1		541,645		538,984		349,842		358,616
KB Kookmin Card 10 th Securitization Co., Ltd. 1		919,380		914,470		513,232		491,656
KB Kookmin Card 11 th Securitization Co., Ltd. 1		701,955		698,248		399,890		375,738
KB Kookmin Card 12 th Securitization Co., Ltd. 1		1,234,204		1,227,724		641,079		607,621
KB Auto Fifth Asset Securitization Specialty Co., Ltd. 2		415,041		388,008		286,906		284,351

	￦	4,299,757	￦	4,252,664	￦	2,490,862	￦	2,405,610

1
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.

2
The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.

6.4.3 Bonds sold under repurchase agreements and loaned securities
The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets.
The carrying amount of transferred assets and related liabilities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements *	￦	11,418,820	￦	10,610,882
Loaned securities:
Government and public bonds		1,639,034		—
Stock		52,098		—
Others		82,658		—

	￦	13,192,610	￦	10,610,882

	December 31, 2023
	Carrying amount of transferred assets		Carrying amount of related liabilities

	(In millions of Korean won)
Bonds sold under repurchase agreements *	￦	12,888,189	￦	12,107,718
Loaned securities:
Government and public bonds		3,395,703		—
Stock		30,025		—
Others		70,513		—

	￦	16,384,430	￦	12,107,718

*	Bonds sold under repurchase agreements using borrowed securities as collateral amount to ￦ 100,768 million and ￦ 3,020,934 million as of December 31, 2022 and 2023, respectively.

Summary of Offsetting Of Financial Assets
6.5.1 Details of financial assets subject to enforceable master netting agreements or similar arrangements as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	9,380,420	￦	—	￦	9,380,420	￦	(7,710,599)	￦	(195,224)	￦	1,937,007
Derivatives held for hedging		462,410		—		462,410
Unsettled spot exchange receivable		3,374,369		—		3,374,369		(3,360,673)		—		13,696
Bonds purchased under repurchase agreements		3,451,157		—		3,451,157		(3,328,657)		—		122,500
Domestic exchange settlement debits		55,491,085		(54,611,238)		879,847		—		—		879,847
Other financial instruments		2,006,234		(1,912,964)		93,270		—		—		93,270

	￦	74,165,675	￦	(56,524,202)	￦	17,641,473	￦	(14,399,929)	￦	(195,224)	￦	3,046,320

	December 31, 2023
	Gross assets		Gross liabilities offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	6,025,704	￦	—	￦	6,025,704	￦	(4,904,616)	￦	(203,414)	￦	1,297,619
Derivatives held for hedging		379,945		—		379,945
Unsettled spot exchange receivable		7,125,645		—		7,125,645		(6,838,231)		—		287,414
Bonds purchased under repurchase agreements		3,948,358		—		3,948,358		(3,927,790)		—		20,568
Securities borrowing agreements		165,842		—		165,842		(165,842)		—		—
Domestic exchange settlement debits		63,223,652		(62,396,548)		827,104		—		—		827,104
Other financial instruments		2,885,128		(2,859,006)		26,122		—		—		26,122

	￦	83,754,274	￦	(65,255,554)	￦	18,498,720	￦	(15,836,479)	￦	(203,414)	￦	2,458,827

Summary of Offsetting of Financial Liabilities
6.5.2 Details of financial liabilities subject to enforceable master netting agreements or similar arrangements as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	10,500,353	￦	—	￦	10,500,353	￦	(2,302,250)	￦	(83,837)	￦	8,414,498
Derivatives held for hedging		300,232		—		300,232
Unsettled spot exchange payable		3,374,230		—		3,374,230		(3,360,673)		—		13,557
Bonds sold under repurchase agreements *		11,769,694		—		11,769,694		(11,769,694)		—		—
Securities borrowing agreements		2,102,537		—		2,102,537		(2,102,537)		—		—
Domestic exchange settlement credits		56,349,727		(54,611,238)		1,738,489		(1,738,489)		—		—
Other financial instruments		1,969,954		(1,912,964)		56,990		—		—		56,990

	￦	86,366,727	￦	(56,524,202)	￦	29,842,525	￦	(21,273,643)	￦	(83,837)	￦	8,485,045

	December 31, 2023
	Gross liabilities		Gross assets offset		Net amount in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral

	(In millions of Korean won)
Derivatives held for trading and derivative-linked securities	￦	6,817,326	￦	—	￦	6,817,326	￦	(5,519,403)	￦	(75,882)	￦	1,466,169
Derivatives held for hedging		244,128		—		244,128
Unsettled spot exchange payable		7,124,998		—		7,124,998		(6,838,231)		—		286,767
Bonds sold under repurchase agreements *		15,645,498		—		15,645,498		(15,645,498)		—		—
Securities borrowing agreements		2,860,034		—		2,860,034		(2,860,034)		—		—
Domestic exchange settlement credits		65,260,751		(62,396,548)		2,864,203		(2,864,203)		—		—
Other financial instruments		3,090,690		(2,859,006)		231,684		—		—		231,684

	￦	101,043,425	￦	(65,255,554)	￦	35,787,871	￦	(33,727,369)	￦	(75,882)	￦	1,984,620

*	Includes bonds sold under repurchase agreements to customers.

Fair Value Assets And Liabilities Measured On Recurring Basis Gain Loss Included In Earnings Text Block [Text Block]
6.2.2.2 In relation to changes in financial instruments classified as Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the period, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021						2022
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income		Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the period	￦	256,167	￦	86,236	￦	—	￦	(376,605)	￦	124,041	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period		126,516		85,256		—		(210,742)		73,711		—

	2023
	Net gains on financial instruments at fair value through profit or loss		Other operating income		Net interest income

	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the period	￦	(107,729)	￦	38,196	￦	—
Total gains recognized in profit or loss from financial instruments held at the end of the reporting period		267,666		56,810		—

Summary of Sensitivity Analysis of Changes In Unobservable Inputs of Financial Assets and Financial Liabilities [Table Text Block]
Results of the sensitivity analysis of changes in unobservable inputs as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	221	￦	(247)	￦	—	￦	—
Debt securities 4		19,034		(19,765)		—		—
Equity securities 3		34,564		(25,586)		—		—
Loans 5		2,276		(2,055)		—		—
Derivatives held for trading 2		18,076		(19,034)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		179,307		(82,595)

	￦	74,171	￦	(66,687)	￦	179,307	￦	(82,595)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	94,001	￦	(97,663)	￦	—	￦	—
Derivatives held for trading 2		48,768		(46,427)		—		—

	￦	142,769	￦	(144,090)	￦	—	￦	—

	December 31, 2023
	Profit or loss				Other comprehensive income or loss
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss: 1
Due from financial institutions	￦	211	￦	(224)	￦	—	￦	—
Debt securities 4		94,310		(94,063)		—		—
Equity securities 3		25,683		(17,107)		—		—
Loans 5		2,218		(2,010)		—		—
Derivatives held for trading 2		8,150		(8,723)		—		—
Financial assets at fair value through other comprehensive income:
Equity securities 3		—		—		95,829		(56,625)

	￦	130,572	￦	(122,127)	￦	95,829	￦	(56,625)

Financial liabilities
Financial liabilities designated at fair value through profit or loss 1	￦	43,114	￦	(42,487)	￦	—	￦	—
Derivatives held for trading 2		17,983		(19,125)		—		—

	￦	61,097	￦	(61,612)	￦	—	￦	—

1
For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.

2	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
3	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (-1%p~1%p).
4
For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.

5	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.

Summary of Purchase commitments of securitized debentures [Table Text Block]
The Group provided additional credit enhancement, such as purchase commitments, for the underlying assets of subsidiaries established for asset-backed securitization. Details of carrying amounts of the underlying assets and the associated liabilities as of December 31, 2022 and 2023, are as follows:

		December 31, 2022		December 31, 2023
		(In millions of Korean won)
Underlying assets	Financial assets at fair value through profit or loss	￦	324,456	￦	391,581
	Loans measured at amortized cost *		3,050,471		2,595,344

		￦	3,374,927	￦	2,986,925

Associated liabilities	Debentures	￦	3,222,237	￦	2,944,753

*	Before netting of allowance